Share-Based Payments - Warrants (Details) $ in Millions		3 Months Ended		6 Months Ended				12 Months Ended
	Jan. 04, 2021 kr / shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 kr / shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 kr / shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 kr / shares	Dec. 31, 2019 kr / shares	Dec. 31, 2018 kr / shares	Aug. 10, 2020 kr / shares
Share-Based Payments
Warrants as a percentage of outstanding shares					11.80%		12.30%	13.80%	13.50%	12.90%
Warrants granted, price per share								kr 1	kr 1	kr 1
Warrants
Share-Based Payments
Vesting period					36 months			36 months
Warrants granted, price per share				kr 1		kr 1
Estimated fair value of warrants | $		$ 0.5	$ 0.4		$ 1.2		$ 0.7
Ordinary shares
Share-Based Payments
Nominal value per share								kr 1	kr 1		kr 1
Ordinary shares | Stock Split
Share-Based Payments
Share split ratio	2
Bonus issue share ratio	17
Nominal value per share prior to stock split	kr 2
Nominal value per share	kr 1
Ordinary shares | Warrants | Stock Split
Share-Based Payments
Increase in number of warrants, ratio	36
Warrants granted exercise price, prior to stock split	kr 2
Warrants granted, price per share	kr 1